TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio – (Class A, Investor Class, Premium Class and Select Class)
TDAM U.S. Government Portfolio – (Class A and Investor Class)
TDAM Municipal Portfolio – (Class A and Investor Class)
TDAM California Municipal Money Market Portfolio – (Class A and Investor Class)
TDAM New York Municipal Money Market Portfolio – (Class A and Investor Class)
TDAM Institutional Money Market Fund – (Institutional Class and Institutional Service Class)
TDAM Institutional U.S. Government Fund – (Institutional Class and Institutional Service Class)
TDAM Short-Term Bond Fund
TDAM Short-Term Investment Fund

Supplement dated April 25, 2007
to the Statements of Additional Information
dated December 18, 2006, February 16, 2007 and February 28, 2007, as applicable, as supplemented through the date hereof

Effective March 22, 2007, George O. Martinez resigned as President and Chief Executive Officer of TD Asset Management USA Funds Inc. (the “Company”), David Hartman resigned as Vice President and Assistant Treasurer of the Company and Richard Neiman resigned as Chief Legal Officer and Anti-Money Laundering Officer of the Company. The Board of Directors of the Company, at a meeting held on March 22, 2007, has approved the election of David Hartman as President and Chief Executive Officer of the Company and the election of William Song as Chief Legal Officer and Anti-Money Laundering Officer of the Company, in each case effective March 22, 2007. The Directors and Executive Officers section of the Statements of Additional Information is hereby revised as follows: (all other information remains unchanged)

Name, Address and Age	Position Held with the Company	Term of Office with the Company and Length of Time Served‡	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

DAVID A. HARTMAN c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age: 60	President and Chief Executive Officer	Since 03/22/07	Since January 2006, Managing Director of the Investment Manager; from December 2005 through March 2007, Vice President and Assistant Treasurer of the Company; and from October 1995 to December 2005, Chief Investment Officer and Senior Vice President of the Investment Manager.

WILLIAM SONG c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY10019 Age: 39	Chief Legal Officer and Anti-Money Laundering Officer	Since 03/22/07	Since April 2007, General Counsel, Director and Secretary of the Investment Manager; since October 2006, Vice President and Director of the Investment Manager; from June 2000 through October 2006, attorney, United States Securities and Exchange Commission.

Name, Address and Age	Position Held with the Company	Term of Office with the Company and Length of Time Served‡	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 42	Treasurer and Chief Financial Officer	Since 3/6/03	Since June 2003, Senior Director of Administration of SEI Investments; from January 1998 through June 2003, Fund Accounting Director of SEI Investments.

KERRY REILLY c/o BISYS Fund Services 100 Summer St. Suite 1500 Boston, MA 02110 Age: 41	Secretary	Since 9/18/06	Since January 2006, employee of BISYS Fund Services; from June 2004 through May 2005, employee of CitiStreet LLC; from June 1987 through October 2001, employee of Fidelity Investments.

MICHELE R. TEICHNER c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY10019 Age: 47	Chief Compliance Officer, Vice President and Assistant Secretary	Since 6/11/04 and 11/2/99

Since January 2006, Managing Director, and since June 2004, Chief Compliance Officer, of the Investment Manager; Senior Vice President of TD Waterhouse Asset Management USA Inc. from August 1996 to December 2005 and TD Waterhouse Investor Services, Inc. from June 1997 to December 2005.

‡	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

Shareholders should retain this Supplement for future reference.